Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Virtus Global Commodities Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.48%
1 Year	rr_ExpenseExampleYear01	1,090
3 Years	rr_ExpenseExampleYear03	2,113
5 Years	rr_ExpenseExampleYear05	3,127
10 Years	rr_ExpenseExampleYear10	5,618
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,090
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,113
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,127
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,618
Virtus Global Commodities Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.23%
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,835
5 Years	rr_ExpenseExampleYear05	3,021
10 Years	rr_ExpenseExampleYear10	5,860
1 Year	rr_ExpenseExampleNoRedemptionYear01	619
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,835
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,860
Virtus Global Commodities Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.23%
1 Year	rr_ExpenseExampleYear01	522
3 Years	rr_ExpenseExampleYear03	1,564
5 Years	rr_ExpenseExampleYear05	2,600
10 Years	rr_ExpenseExampleYear10	5,170
1 Year	rr_ExpenseExampleNoRedemptionYear01	522
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,564
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,600
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,170
Virtus Global Commodities Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Global Commodities Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 138 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period from inception (March 15, 2011) through its fiscal year end (September 30, 2011), the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund offers investors exposure to commodities-related investments in markets located throughout the world, including emerging market countries. Under normal circumstances, the fund invests globally at least 80% of its assets in stocks of companies principally engaged in the base metals, precious metals, energy, and agriculture group of industries. The fund will concentrate its investments in this commodities-related group of industries. The fund is a non-diversified portfolio and will consist primarily of common and preferred stocks, but may contain commodity-related exchange-traded funds (ETFs) and commodities-linked notes. The fund will primarily hold securities of companies listed on global securities exchanges or quoted on established over-the-counter markets, or American Depositary Receipts ("ADRs"). The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Under normal circumstances, the fund will hold at least 40% of its assets in non-U.S issuers and ETFs and/or commodities-linked notes providing exposure to non-U.S markets. The fund intends to diversify its investments among countries and normally have represented in the portfolio business activities of a number of different countries. In determining the "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the fund invests globally at least 80% of its assets in stocks of companies principally engaged in the base metals, precious metals, energy, and agriculture group of industries. The fund will concentrate its investments in this commodities-related group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>     Commodities Concentration Risk. The risk that events negatively affecting the base metals, precious metals, energy and agriculture industries in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in commodities-related investments, the fund is more vulnerable to conditions that negatively affect commodities-related companies and investments as compared to a fund that is not significantly invested in such companies.

>     Commodity and Commodity-Linked Instrument Risk. The risk that performance of the overall commodities markets and other factors affecting the value of commodities, including weather, disease, and political, tax and other regulatory developments, will affect the performance of commodities-linked notes and related investments and subject the fund's portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

>     Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>     Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>     Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

> Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>     Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>     Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	> Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund's assets.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information in not shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information in not shown

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.